Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of lease cost

	Year Ended March 31,
	2024	2023
Finance lease cost:
Amortization of lease assets (Nota a)	$398	386
Interest on lease liabilities(Nota b)	70	65
Operating lease cost (Nota a)	2,795	2,273
Short-term and variable lease cost (Nota a)	-	8
Total lease cost	$3,263	2,732

a)	Included in “cost of revenue” and “selling, general and administrative expenses” in the Consolidated carve-out Statement of comprehensive Income.
b)	Included in “interest income (expense), net” in the Consolidated carve-out Statement of comprehensive Income.

Schedule of cash flows arising lease transactions

	Year Ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,681	2,162
Operating cash flows from finance leases	$70	65
Financing cash flows from finance leases	$391	390

Schedule of other information about lease amounts

	Year Ended March 31,
	2024	2023
Weighted-average remaining lease term (years):
Operating lease	3.71	3.9
Finance lease	1.67	1.85
Weighted-average discount rate:
Operating lease	10.70%	10.65%
Finance lease	12.60%	10.56%

Schedule of lease liabilities

	Operating	Finance	Total
Gross lease liabilities	$9,248	$494	$9,742
Less: imputed interest	1,553	38	1,591
Present value of lease liabilities	7,695	456	8,151
Less: current portion of lease liabilities	2,080	294	2,374
Total long-term lease liabilities	$5,615	$162	$5,777

Schedule of annual lease payments

	Operating	Finance
2025	$2,743	$324
2026	2,423	155
2027	1,944	15
2028	1,419	-
2029	719	-
Thereafter	-
Total lease payments	$9,248	$494
Less: Imputed interest	1,553	38
Total	$7,695	$456